Related party transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transaction [Abstract]
Schedule of company's senior management

Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Carlos Blousson	09/21/1963	General Manager of Operations in Argentina and Bolivia	2008
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

Schedule of balances with related parties

Related party	06.30.20	06.30.19	Description of transaction
Agro Uranga S.A.	-	13	Sale of goods and / or services receivable
New Lipstick LLC	16	14	Reimbursement of expenses receivable
	(77)	(63)	Loans payable
	-	1,258	Loans granted
Condor	269	237	Public companies securities
	-	21	Dividends receivables
Other associates and joint ventures (i)	84	16	Leases and/or rights of use receivable
	8	-	Leases and/or rights of use payable
	-	1	Shared-based compensation receivable
	(27)	(11)	Loans payable
	-	1	Loans granted
	203	-	Sale of goods and / or services payable
	122	11	Reimbursement of expenses
	(1)	(6)	Reimbursement of expenses payable
Total associates and joint ventures	597	1,492
CAMSA and its subsidiaries	(190)	-	Fees payable
	1	43	Reimbursement of expenses receivable
BHN Vida	(52)	-	Reimbursement of expenses payable
LRSA	-	35	Leases and/or rights of use receivable
	-	364	Dividends receivables
IRSA Real Estate Strategies LP	116	-	Reimbursement of expenses
Taaman	-	(17)	Leases and/or rights of use payable
PBS Real Estate Holdings S.R.L	472	-	Financial operations payable
Other related parties (ii)	-	(93)	Other liabilities
	-	3	Other receivables
	(53)	-
	-	(3)	Legal services payable
	18	-	Leases and/or rights of use receivable
Total other related parties	312	332
IFISA	6	-	Financial operations receivable
Total Parent Company	6	-
Directors and Senior Management	(135)	(274)	Fees payable
	4	-
Total Directors and Senior Management	(131)	(274)
Total	784	1,550

(i)	Includes Agrofy Global, BHSA, Lipstick, Tarshop, Mehadrin, Austral Gold Ltd., Cyrsa S.A., NPSF, Puerto Retiro, Shufersal and Quality.
(ii)	Includes Estudio Zang, Bergel & Viñes, Lartiyrigoyen, SAMSA and Museo de los Niños.

Related party	06.30.20	06.30.19	06.30.18	Description of transaction
Agrofy S.A.	-	3	13	Management fees / Directory
Agro-Uranga S.A.	-	-	7	Sale of goods and/or services
Banco de Crédito y Securitización S.A.	51	54	43	Leases and/or rights of use
	(5)	-	-	Financial operations
Condor	-	-	284	Financial operations
Tarshop S.A.	-	59	-	Leases and/or rights of use
ISPRO-MEHADRIN	-	30	296	Sale of goods and/or services
Other associates and joint ventures	9	59	67	Leases and/or rights of use
	-	-	9	Fees and remunerations
	(131)	30	84	Corporate services
	37	10	3	Financial operations
Total associates and joint ventures	(39)	245	806
CAMSA and its subsidiaries	(211)	-	(1,456)	Management fee
Taaman	-	46	397	Corporate services
Willi-Food International Ltd.	-	-	364	Corporate services
Other related parties (i)	(4)	31	27	Leases and/or rights of use
	(23)	(16)	(23)	Fees and remunerations
	-	-	11	Corporate services
	(4)	(9)	(9)	Legal services
	-	3	63	Financial operations
	-	(33)	(33)	Donations
Total other related parties	(242)	22	(659)
IFISA	5	-	156	Financial operations
Total Parent Company	5	-	156
Directors	(30)	(63)	(40)	Compensation of Directors and senior management
	(406)	(546)	(480)	Fees and remunerations
Senior Management	(17)	(54)	(64)	Compensation of Directors and senior management
Total Directors and Senior Management	(453)	(663)	(584)
Total	(729)	(396)	(281)

(i)	Includes Estudio Zang, Bergel & Viñes, Isaac Elsztain e Hijos S.C.A., San Bernando de Córdoba S.A., Fundación IRSA, Hamonet, BHN Sociedad de Inversión, BACS Administradora de Activos S.A., BHN Seguros Generales S.A. and BHN Vida S.A.

Schedule of transactions with related parties

Related party	06.30.20	06.30.19	Description of transaction
Manibil	87	31	Irrevocable contributions
Uranga Trading S.A.	-	32	Irrevocable contributions
Puerto Retiro	17	27	Irrevocable contributions
Quality	47	73	Irrevocable contributions
Total contributions	151	163
Uranga Trading S.A.	-	12	Dividends paid
Total dividends paid	-	12
Agro-Uranga S.A.	25	28	Dividends received
Shufersal	400	663	Dividends received
Nave by the sea	-	47	Dividends received
Banco Hipotecario	-	113	Dividends received
Condor	32	114	Dividends received
Emco	16	86	Dividends received
La Rural S.A.	-	433	Dividends received
Manaman	-	106	Dividends received
Mehadin	-	141	Dividends received
Nuevo Puerto Santa Fe S.A.	38	14	Dividends received
Gav-Yam	1,334	-	Dividends received
Total dividends received	1,845	1,745
TGLT S.A.	1,394	-	Compra y canje de acciones
Gav-Yam	1,334	-	Dividends received
Total other transactions	2,728	-